Change in working capital	12 Months Ended
Dec. 31, 2019
Change in working capital
Change in working capital

Note 29 - Change in working capital

DKK thousand	2019	2018	2017
(Increase)/decrease in receivables	(21,059)	(471)	1,306
Increase/(decrease) in payables	17,061	13,256	(12,610)
Adjustment for non-cash investing activities	(7,932)	0	0
Cash outflow for investment in Beta Bionics	22,803	0	0
Change in working capital	10,873	12,785	(11,304)